Shareholder Report	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THOR Financial Technologies Trust
Entity Central Index Key	0001924447
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000236830
Shareholder Report [Line Items]
Fund Name	THOR Low Volatility ETF
Trading Symbol	THLV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about THOR Low Volatility ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://thorfunds.com/. You can also request this information by contacting us at 1-800-974-6964.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-974-6964
Additional Information Website	https://thorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 12, 2022)
THOR Low Volatility ETF - NAV	15.18%	8.55%
THOR Low Volatility ETF - Market Price	15.00%	8.53%
S&P 500® Index	27.14%	19.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 79,109,906	$ 79,109,906
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount	$ 303,885
InvestmentCompanyPortfolioTurnover	445.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,109,906
Number of Portfolio Holdings	7
Advisory Fee	$303,885
Portfolio Turnover	445%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%